Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets
Schedule of prepaid expenses and other current assets

	June 30, 2023	December 31, 2022
	(Unaudited)
Prepaid expenses	$109,187	$140,676
Value added tax receivable	173,348	158,200
Security deposit	16,941	16,346
Prepayment on inventory not received	1,440	—
Prepaid expenses and other current assets	$300,916	$315,222

	December 31, 2022	December 31, 2021
Prepayment on inventory not received	$—	$225,979
Prepaid expenses	140,676	113,600
Value added tax receivable	158,200	83,602
Security deposit	16,346	7,394
Purchase deposits	—	1,507
Prepaid expenses and other current assets	$315,222	$432,082